46. Risk management (Details 12)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk Management Details 13Abstract
Credit	69.00%	72.00%	72.00%
Market	2.00%	2.00%	2.00%
ALM	2.00%	5.00%	8.00%
Business	3.00%	3.00%	6.00%
Operational	6.00%	7.00%	5.00%
Fixed Assets	2.00%	2.00%	1.00%
Intangible Assets	5.00%	1.00%	0.00%
Pension Funds	2.00%	4.00%	1.00%
Deferred Tax Assets	9.00%	5.00%	5.00%
TOTAL	100.00%	100.00%	100.00%